COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 8,718
2023	10,531
2024	10,964
2025	11,217
2026	11,242
Thereafter	19,093
Total minimum lease payments	$ 71,765